Income tax expense	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Income tax expense
6.
Income tax expense

	2026	2025	2024
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	9,708	7,033	7,435
Deferred tax (benefit)/expense	(320)	177	(988)
Total taxation expense	9,388	7,210	6,447

	2026	2025	2024
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	22,414	18,353	16,048
Tax on profit at Australian prima facie tax rate of 30 per cent	6,724	5,506	4,814
Derecognition of deferred tax assets and current year tax losses	1,986	1,036	666
Tax on remitted and unremitted foreign earnings	513	354	224
Amounts (over)/under provided in prior years	(7)	(57)	(25)
Foreign exchange adjustments	(24)	21	(79)
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses[1]	(35)	78	737
Recognition of previously unrecognised tax assets	(88)	(127)	(110)
Impact of tax rates applicable outside of Australia	(1,538)	(1,132)	(556)
Other[2]	460	451	344
Income tax expense	7,991	6,130	6,015
Royalty-related taxation (net of income tax benefit)	1,397	1,080	432
Total taxation expense	9,388	7,210	6,447

1.
This item removes the prima facie tax effect on profit/(loss) from equity accounted investments, related impairments and expenses that are net of tax, with the exception of the Samarco forward exchange derivatives described in note 4 'Significant events – Samarco dam failure', which are taxable.
2.
Includes current tax expense related to Pillar Two income taxes of US$37 million (2025: US$1 million; 2024: US$ nil).

Income tax recognised in other comprehensive income is as follows:

	2026	2025	2024
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
(Losses)/gains taken to equity	72	(104)	10
Losses/(gains) transferred to the income statement	(39)	118	(15)
Others	–	–	–
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	33	14	(5)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	4	3	(13)
Income tax credit/(charge) relating to items that will not be reclassified to the income statement	4	3	(13)
Total income tax credit/(charge) relating to components of other comprehensive income[1]	37	17	(18)

1.
Included within total income tax relating to components of other comprehensive income is US$37 million relating to deferred taxes and US$ nil relating to current taxes (2025: US$17 million and US$ nil; 2024: US$(18) million and US$ nil).

Recognition and measurement

Taxation on the profit/(loss) for the year comprises current and deferred tax. Taxation is recognised in the income statement except to the extent that it relates to items recognised directly in equity or other comprehensive income, in which case the tax effect is also recognised in equity or other comprehensive income.

Current tax	Deferred tax	Royalty-related taxation

Current tax is the expected tax on the taxable income for the year, using tax rates and laws enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the Financial Statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for in accordance with IAS 12/AASB 112 ‘Income Taxes’ (IAS 12).

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised.

Deferred tax is not recognised for temporary differences relating to:

•
initial recognition of goodwill
•
initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit, except where the transaction gives rise to equal and offsetting taxable and deductible temporary differences
•
investment in subsidiaries, associates and jointly controlled entities where the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future

Deferred tax is measured at the tax rates that are expected to be applied when the asset is realised or the liability is settled, based on the laws that have been enacted or substantively enacted at the reporting date.

Current and deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset and when the tax balances are related to taxes levied by the same tax authority and the Group intends to settle on a net basis, or realise the asset and settle the liability simultaneously.

Royalties are treated as taxation arrangements (impacting income tax expense/(benefit)) when they are imposed under government authority and the amount payable is calculated by reference to revenue derived (net of any allowable deductions) after adjustment for temporary differences. Obligations arising from royalty arrangements that do not satisfy these criteria are recognised as current liabilities and included in expenses.

International Tax Reform – Pillar Two Model Rules

The Group has a presence in jurisdictions that have enacted or substantively enacted legislation in relation to the Pillar Two model rules, including Australia, where its ultimate parent entity is a tax resident. This effectively brings all jurisdictions in which the Group has a presence into the scope of the rules.

The mandatory temporary exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes has been applied at 30 June 2026.

The Group continues to monitor and evaluate the domestic implementation of the Pillar Two rules in the jurisdictions in which it operates. The implementation of legislation that is enacted or substantively enacted but not yet in effect is not expected to have a material impact on the Group’s global effective tax rate.

Uncertain tax and royalty matters

The Group operates across many tax jurisdictions. Application of tax law can be complex and requires judgement to assess risk and estimate outcomes. These judgements are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of tax assets and tax liabilities, including deferred tax, recognised on the balance sheet and the amount of other tax losses and temporary differences not yet recognised. The evaluation of tax risks considers both amended assessments received and potential sources of challenge from tax authorities. The status of proceedings for these matters will impact the ability to determine the potential exposure and in some cases, it may not be possible to determine a range of possible outcomes or a reliable estimate of the potential exposure.

Tax and royalty matters with uncertain outcomes arise in the normal course of business and occur due to changes in tax law, changes in interpretation of tax law, periodic challenges and disagreements with tax authorities and legal proceedings.

Tax and royalty obligations assessed as having probable future economic outflows capable of reliable measurement are recognised as current or deferred tax amounts, as appropriate, as at 30 June 2026. Matters with a possible economic outflow and/or presently incapable of being measured reliably are contingent liabilities and disclosed in note 32 'Contingent liabilities'. Details of uncertain tax and royalty matters relating to Samarco are disclosed in note 4 'Significant events – Samarco dam failure'.

Key judgements and estimates

Income tax classification

Judgements: The Group’s accounting policy for taxation, including royalty-related taxation, requires management’s judgement as to the types of arrangements considered to be a tax on income in contrast to an operating cost.

Deferred tax

Judgements: Judgement is required in:

•
determining the amount of deferred tax assets to be recognised based on the likely timing and the level of future taxable profits;
•
assessing whether changes in tax regimes or applicable tax rates are substantively enacted at the reporting date;
•
recognising deferred tax liabilities arising from temporary differences in investments. These deferred tax liabilities caused principally by retained earnings held in foreign tax jurisdictions are recognised unless repatriation of retained earnings can be controlled and is not expected to occur in the foreseeable future.

Estimates: The Group assesses the recoverability of recognised and unrecognised deferred taxes, including losses in Australia, the United States and Canada on a consistent basis. Estimates and assumptions relating to projected earnings and cash flows as applied in the Group impairment process are used for operating assets.

These forecasts are also used to estimate the royalty-related tax rates to apply when the deferred tax assets are realised and deferred tax liabilities are settled.